Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2014 Plans	Dec. 31, 2014 Segment SourcesofTaxableIncome	Dec. 31, 2013	Dec. 31, 2012
Business And Basis Of Presentation [Line Items]
Number of operating segments		3
Maturity of unrestricted cash equivalent		Less than three months
Capitalized software development amount		$ 5,658,000	$ 4,267,000	$ 4,435,000
Capitalized internal development costs for computer software developed for resale	0	0	0
Depreciation and amortization of property and equipment		4,100,000	3,300,000
Impairments identified or recorded		0	0	0
Impairments identified or recorded for long-lived assets		0	0	0
Number of sources of taxable income		4
Valuation allowance	355,000	355,000	1,325,000
Advertising expense		$ 663,000	$ 408,000	$ 349,000
Concentration risk, customer		The Company did not have any single customer representing over 10% of net revenues during 2014, 2013, or 2012.
Number of stock based compensation plans	2
Minimum [Member]
Business And Basis Of Presentation [Line Items]
Revenues earned over the estimated survey cycle, period		1 month
Royalty payments amortization period		12 months
Assets amortized cost		1 year
Finite lived intangible assets amortization period		5 years
Maximum [Member]
Business And Basis Of Presentation [Line Items]
Revenues earned over the estimated survey cycle, period		5 months
Royalty payments amortization period		36 months
Assets amortized cost		5 years
Finite lived intangible assets amortization period		10 years
Weighted Average [Member]
Business And Basis Of Presentation [Line Items]
Finite lived intangible assets amortization period		8 years 8 months 12 days